ORGANIZATION AND DESCRIPTION OF THE COMPANY (Details) - segment	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022
Disclosure of changes in accounting estimates [line items]
Number of operating segment	3	2	3
BAM Re Holdings | Subsidiaries
Disclosure of changes in accounting estimates [line items]
Percentage of shares purchased			100.00%